PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2024	2023
Property and equipment	$1,125,013	$1,092,870
Leasehold improvements	46,934	46,934
Property and equipment at cost	1,171,947	1,139,804
Less - accumulated depreciation	(472,965)	(396,522)
Property and equipment, net	$698,982	$743,282